Investment in Associates and Investments in Investees (Details) - USD ($) $ in Thousands		1 Months Ended
	May 31, 2017	Mar. 29, 2018	Aug. 31, 2016	Dec. 31, 2019	Jun. 22, 2016	May 31, 2016	Jun. 15, 2014
Statement Line Items [Line Items]
Investment of related parties							$ 1,500
Balance of the investment				$ 0
License incurred amount	$ 75
Commencing date of amendment	6 months
Lara [Member] | Investment Agreement [Member]
Statement Line Items [Line Items]
Initial investment							$ 800
Percentage of shares issued and outstanding share capital							48.00%
Outstanding amount owed		$ 104
Percentage of share capital							27.00%
Lara [Member] | Settlement Agreement [Member]
Statement Line Items [Line Items]
Percentage of share capital						27.00%
Lara [Member] | License Assignment [Member]
Statement Line Items [Line Items]
Sale of shares and assets					$ 10
Lara [Member] | Transfer Agreement [Member]
Statement Line Items [Line Items]
Capital gain			$ 34